Other Debt Securities	12 Months Ended
Dec. 31, 2022
Disclosure of other debt securities [Abstract]
Other Debt Securities

NOTE 11. OTHER DEBT SECURITIES
The Group’s “Other Debt Securities” are detailed in Schedule A. The risk analysis for Other Debt Securities is presented in Note 45.